GOODWILL - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hosting and Related Services
Changes in the carrying amount of goodwill
Impairment losses of goodwill	¥ 0	¥ 0	¥ 0